Financial Instruments and Risk Management (Tables)	12 Months Ended
Mar. 31, 2020
Financial Instruments And Risk Management
Disclosure of Detailed Information about Financial Instruments
	As at March 31
	2020	2019
	(in thousands)
Debt (net of debt issuance cost of $399 (2019: $691))	$178,972	$280,828
Cash and cash equivalents (*)	2,563	135,783
Net debt	176,409	145,045
Equity	308,486	656,985
Net debt to equity ratio	57.2%	22.1%

(*) includes $Nil (2019: $46,666) of restricted deposits.

Disclosure of Financial Assets and Financial Liabilities
	2020	2019
	(in thousands)
Financial assets
Available-for-sale investments	$3,942	$3,692
Other financial assets (1)	116,281	351,477
	$120,223	$355,169
Financial liabilities at amortized cost
Trade payables and acceptances excluding value added tax and other tax payables	$79,630	$81,208
Borrowings excluding Senior Convertible Notes	155,872	212,479
Financial Liabilities at fair value through profit or loss
Derivatives at fair value through profit or loss - held for trading	—	620
Senior convertible Notes at fair value through profit or loss	23,100	68,349
	$258,602	$362,656

(1) Other financial assets include loans and receivables, excluding prepaid charges and statutory receivables, and includes cash and cash equivalents and restricted deposits held with banks.

Disclosure of Foreign Currency Risk Exposure
		Net Balance
	USD	GBP	Other
		(in thousands)
As at March 31, 2020	(3,895)	(65,446)	(182)
As at March 31, 2019	(6,117)	(61,927)	(2,317)

Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in thousands)
As at March 31, 2020
Borrowing principal payments(1)	$179,371	$117,097	$62,274	$—	$—
Borrowing interest payments	23741	17,500	6,241	—	—
Acceptances	1,858	1,858	—	—	—
Trade and other payables	90,941	90,941	—	—	—
Minimum lease payments	1,716	822	894

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in thousands)
As at March 31, 2019
Borrowing principal payments(1)	$281,519	$209,180	$72,339	$—	$—
Borrowing interest payments	29,016	21,820	7,196	—	—
Derivative financial instruments	620	620	—	—	—
Acceptances	8,366	8,366	—	—	—
Trade and other payables	83,487	83,487	—	—	—
Minimum lease payments	2,956	1,480	1,360	116

(1)   Excludes cumulative effect of unamortized costs.

Disclosure of Currency, Maturity and Nature of Interest Rate of Borrowings
	As at March 31
	2020	%	2019	%
	(in thousands, except percentages)
Currency
U.S. Dollar	$49,182	27.4%	$148,201	52.6%
Great British Pounds Sterling	62,274	34.7%	65,215	23.2%
Indian Rupees	67,915	37.9%	68,103	24.2%
Total	$179,371	100.0%	$281,519	100.0%

Maturity
Due before one year	$117,097	64.3%	$209,180	74.3%
Due between one and three years	62,274	34.7%	72,339	25.7%
Due between four and five years	—	—	—	—
Due after five years	—	—	—	—
	$179,371	100.0%	$281,519	100.0%
Nature of rates
Fixed interest rate	$96,904	54.0%	$205,156	72.9%
Floating rate	82,467	46.0%	76,363	27.1%
Total	$179,371	100.0%	$281,519	100.0%

Disclosure of Fair Value Measurements of Assets and Liabilities
	As at March 31, 2020
	(in thousands)
Description of type of financial assets	Gross amount of recognized financial assets	Gross amount of recognized financial liabilities offset in the statement of financial position	Net amounts financial assets presented in the statement of financial position
Derivative assets	—	—	—
Trade and other receivables	94,749	—	94,749
Investments at FVTPL	3,802	—	3,802
Investments at FVTOCI	140	—	140
Total	98,691	—	98,691

Description of type of financial liabilities	Gross amount of recognized financial liabilities	Gross amount of recognized financial assets offset in the statement of financial position	Net amounts financial liabilities presented in the statement of financial position
Derivative liabilities	—	—	—
Long-term borrowings at fair value	23,100	—	23,100
Total	23,100	—	23,100

	As at March 31, 2019
	(in thousands)
Description of type of financial assets	Gross amount of recognized financial assets	Gross amount of recognized financial liabilities offset in the statement of financial position	Net amounts financial assets presented in the statement of financial position
Derivative assets	—	—	—
Trade and other receivables	125,229	—	125,229
Investments at FVTPL	1,042	—	1,042
Investments at FVTOCI	2,650	—	2,650
Total	128,921	—	128,921

Description of type of financial liabilities	Gross amount of recognized financial liabilities	Gross amount of recognized financial assets offset in the statement of financial position	Net amounts financial liabilities presented in the statement of financial position
Derivative liabilities	620	—	620
Long-term borrowings at fair value	68,349	—	68,349
Total	68,969	—	68,969